Note 14 - Term Loans	12 Months Ended
Sep. 30, 2011
TERM LOANS
TERM LOANS

(14) TERM LOANS

(a)     SHORT-TERM LOANS

The Company has entered into loan agreements with several banks in the PRC to obtain fixed-rate term loans with maturities not exceeding 12 months, to meet its working capital needs.  Short-term loans consist of the following:

	As of September 30,
	2011	2010
Payable to:
China Construction Bank	$3,135,779	$5,007,100
China Citic Bank	4,640,953	448,397
China Minsheng Banking Corp., Ltd.	783,945	-
Jiaxing City Commercial Bank	6,741,925	7,473,283
Shanghai Pudong Development Bank	1,567,890	-
Industrial and Commercial Bank of China	4,107,871	-
Hangzhou Bank	-	747,328
Total	$20,978,363	$13,676,108

Weighted average interest rate	7.17%	5.77%

As at September 30, 2011 and 2010, the short-term bank loans are secured by the Company’s buildings, plant, machinery and equipment (see Note 10) and land use rights (see Note 11), and personal guarantee of Mr. Liu, its subsidiary and other unrelated third parties. Additionally, as at September 30, 2011, the short term loans are also secured by personal guarantee of Mr. Liu's wife. The Company is in compliance with financial covenants associated with the short term bank loans.

Interest expense on the short-term bank loans amounted to $979,892, $383,734 and $166,186 for the years ended September 30, 2011, 2010 and 2009, respectively of which $567,972, $83,125 and nil of the interest expenses is capitalized to construction in progress for the year ended September 30, 2011, 2010 and 2009 respectively.

(b)     LONG-TERM LOANS

The Company has entered into loan agreements with several banks in the PRC to obtain floating-rate term loans with maturities exceeding 12 months.  Long-term loans consist of the following:

	As of September 30,
	2011	2010
Payable to:
China Construction Bank	$2,116,651	$-
Jiaxing City Commercial Bank	1,567,890	-
Total	$3,684,541	$-

Weighted average interest rate	5.99%	Nil

The long-term bank loans are secured by the Company’s buildings (see Note 10) and land use rights (see Note 11), and personal guarantees of Mr. Liu and its subsidiary.  The Company is in compliance with financial covenants associated with the long term bank loans as of September 30, 2011.

Interest expenses on the long-term bank loans amounted to $195,167 for the year ended September 30, 2011 and nil for the two years ended September 30, 2010 and 2009, respectively. All the interest expenses are capitalized to construction in progress.

	As of September 30,
	2011	2010
Carrying amount repayable:
Year ending September 30, 2012	$3,684,541	$-